CONSOLIDATED STATEMENTS OF NET LOSS AND COMPREHENSIVE LOSS - CAD ($) shares in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
OPERATING EXPENSES (Note 15)
General and administration	$ 4,962,000	$ 6,265,000
Exploration and evaluation	639,000	960,000
Investor relations and marketing communications	1,394,000	2,247,000
Corporate development and due diligence	421,000	509,000
Fair value adjustment of non-current assets (Note 8, 10)	10,361,000	24,304,000
Loss from operational activities	(17,777,000)	(34,285,000)
OTHER ITEMS
Gain on deconsolidation of subsidiary	0	8,830,000
Fair value loss on Silver Stream liability (Note 11)	(1,057,000)	(3,046,000)
Fair value loss on PC Gold Option	(869,000)	0
Investments fair value loss (Note 5)	(1,606,000)	(4,210,000)
Foreign exchange gain (loss)	38,000	(99,000)
Other expenses	(318,000)	(98,000)
Interest and other income	264,000	422,000
Gain on sale of mineral properties (Note 8(a))	(5,728,000)	0
Loss before income taxes	(15,597,000)	(32,486,000)
Deferred income tax recovery	309,000	0
Equity loss and dilution impacts of equity accounted investments (Notes 8, 9 & 10)	(991,000)	(5,864,000)
Net loss for the year	(16,279,000)	(38,350,000)
Items that will not be reclassified to net income or (loss):
Investments fair value (loss) gain (Note 5)	(1,227,000)	2,094,000
Mineral property investments fair value loss (Note 7(b))	(3,537,000)	(293,000)
Items that are or may be reclassified to net income or (loss):
Currency translation adjustment of foreign subsidiaries	17,000	1,000
Other comprehensive (loss) income	(4,747,000)	1,802,000
Net loss and comprehensive loss for the year	$ (21,026,000)	$ (36,548,000)
Loss per share (in dollars)
Basic and diluted	$ (0.02)	$ (0.05)
Weighted average number of shares outstanding Basic and diluted	738,197,818	698,677,526